BB&T VARIABLE INSURANCE FUNDS
SUPPLEMENT DATED NOVEMBER 30, 2009
TO THE PROSPECTUSES OF THE BB&T LARGE CAP VIF,
THE BB&T MID CAP GROWTH VIF, AND THE
BB&T CAPITAL MANAGER EQUITY VIF
DATED MAY 1, 2009
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Large Cap VIF Prospectus, the BB&T Mid Cap Growth VIF Prospectus, and the BB&T Capital Manager Equity VIF Prospectus (together, the “Prospectuses”), dated May 1, 2009:
Change in Portfolio Manager – BB&T Large Cap VIF and BB&T Capital Manager Equity VIF
Effective on or about November 30, 2009, Stephen L. Morgan is the portfolio manager of BB&T Large Cap VIF (the “Large Cap VIF”) and a member of the team that manages the BB&T Capital Manager Equity VIF (the “Capital Manager Equity VIF”). Effective on or about November 30, 2009, the management team for the Capital Manager Equity VIF consists of Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan, and Will Gholston.
Mr. Morgan joined BB&T Asset Management, Inc. in 1999 as a Portfolio Manager. Mr. Morgan has over 25 years of investment experience and holds a B.S. in Finance & Accounting from American University in Washington, D.C. and an M.B.A. from Virginia Tech.
Change in Portfolio Manager – BB&T Mid Cap Growth VIF
Effective on or about November 30, 2009, Jeffrey J. Schappe is the portfolio manager of the BB&T Mid Cap Growth VIF. Mr. Schappe has served as Chief Investment Officer for BB&T Asset Management, Inc. since April 2004. From 2002 through April 2004, he served as Senior Vice President and Chief Investment Officer for Citizens Advisers. He joined Citizens Advisers in 2001 as Director of Research. Before working at Citizens Advisers, Mr. Schappe managed the research department at George K. Baum & Company, a regional broker-dealer and investment bank. Prior to that, he served as Vice President/Portfolio Manager and Director of Research for Conseco Capital Management.
Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BB&T VARIABLE INSURANCE FUNDS
SUPPLEMENT DATED NOVEMBER 30, 2009
TO THE
BB&T VARIABLE INSURANCE FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2009, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Variable Insurance Funds Statement of Additional Information (the “SAI”) dated May 1, 2009, as amended:
Change in Portfolio Manager
BB&T Large Cap VIF and BB&T Capital Manager Equity VIF
Effective on or about November 30, 2009, Stephen L. Morgan is the portfolio manager of BB&T Large Cap VIF (the “Large Cap VIF”) and a member of the team that manages the BB&T Capital Manager Equity VIF (the “Capital Manager Equity VIF”). Effective on or about November 30, 2009, the management team for the Capital Manager Equity VIF consists of Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan, and Will Gholston. Accordingly, the following information is added to the appropriate tables under the heading “Portfolio Managers” in the SAI.
BB&T Mid Cap Growth VIF
Effective on or about November 30, 2009, Jeffrey J. Schappe is the portfolio manager of the BB&T Mid Cap Growth VIF.
Accordingly, the following information is added (or amended, with respect to Mr. Schappe) to the appropriate tables under the heading “Portfolio Managers” in the SAI:
The portfolio managers identified under “Management of the Fund” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
AS OF DECEMBER 31, 2008

	OTHER REGISTERED	OTHER POOLED
	INVESTMENT	INVESTMENT	OTHER
PORTFOLIO MANAGER	COMPANIES	VEHICLES	ACCOUNTS
Stephen L. Morgan	Number: 5	Number: None	Number: 32
	Assets: $306 Million*	Assets: N/A**	Assets: $52 Million**

Jeffrey J. Schappe	Number: 6	Number: None	Number: 3
	Assets: $201 Million*	Assets: N/A	Assets: $1.5 Billion

*	Information is as of November 12, 2009.

**	Information is as of November 2, 2009.

As of December 31, 2008, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.
NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
AS OF DECEMBER 31, 2008

	OTHER REGISTERED	OTHER POOLED
	INVESTMENT	INVESTMENT	OTHER
PORTFOLIO MANAGER	COMPANIES	VEHICLES	ACCOUNTS
Stephen L. Morgan*	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

Jeffrey J. Schappe	Number: None	Number: None	Number: None
	Assets: N/A	Assets: N/A	Assets: N/A

*	Information is as of November 2, 2009.

DOLLAR RANGE OF EQUITY SECURITIES
NAME OF PORTFOLIO MANAGER	IN EACH FUND
Large Cap VIF: None
Stephen L. Morgan*	Capital Manager Equity VIF: None

Mid Cap Growth VIF: None*
Jeffrey J. Schappe	Capital Manager Equity VIF: None

*	Information is as of November 12, 2009.
Please contact your financial advisor or BB&T Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE.